RECONCILIATION OF FINANCIAL STATEMENTS AND FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits as reported in the financial statements to the Form 5500:

	December 31
	2025	2024
Net assets available for benefits as reported in financial statements	$12,749,176,127	$11,685,159,613
Loans deemed as distribution for financial statements reporting purposes	—	24,587,250
Deemed distributions during the year for Form 5500 purposes	—	(24,225,939)
Net assets available for benefits as reported in Form 5500	$12,749,176,127	$11,685,520,924

The following is a reconciliation of benefits paid to participants as reported in the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to participants as reported in the financial statements	$1,307,480,831
Corrective distributions for 2024 non-discrimination testing	(18,637)
Benefits paid to participants as reported in the Form 5500	$1,307,462,194
The following is a reconciliation of notes receivable from participants as reported in the financial statements to the Form 5500:

	December 31
	2025	2024
Notes receivable from participants per financial statements	$146,091,270	$125,855,112
Loans deemed as distribution for the purpose of financial statements	—	24,587,250
Deemed distributions during the year for Form 5500 purposes	—	(24,225,939)
Notes receivable from participants per Form 5500	$146,091,270	$126,216,423

The following is a reconciliation of the change in net assets available for benefits as reported in the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits as reported in the financial statements	$1,064,016,514
Change in loans deemed as distribution for financial statements reporting purposes	(24,587,250)
Change in loans deemed as distribution for Form 5500 purposes	24,225,939
Net increase in net assets available for benefits as reported in the Form 5500	$1,063,655,203